July 21, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds (File No. 811-22959) – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with a special meeting of the shareholders of 1290 Diversified Bond Fund, 1290 Essex Small Cap Growth Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund, 1290 Loomis Sayles Multi-Asset Income Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund, 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund (each, a “Fund” and together, the “Funds”), each a series of the Trust, anticipated to be held on or about October 23, 2023 (the “Meeting”). The Proxy Statement consists of a Letter to Shareholders, a Notice of Special Meeting of Shareholders, and the Proxy Statement relating to the Meeting.

Following is only a brief summary of the matters to be considered at the Meeting. The Notice of Special Meeting of Shareholders and Proxy Statement concerning the Meeting describe in more detail the matters to be considered at the Meeting.

Shareholders of all of the Funds will be asked to elect the Board of Trustees of the Trust.

Shareholders of the 1290 Retirement 2060 Fund will be asked to approve a new investment sub-advisory agreement between Equitable Investment Management, LLC (the “Adviser”) and American Century Investment Management, Inc. Shareholders of the 1290 Retirement 2060 Fund also will be asked to approve changing the 1290 Retirement 2060 Fund from a diversified fund to a non-diversified fund.

Shareholders of each of 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

July 21, 2023

Retirement 2060 Fund will be asked to approve a “manager-of-managers” policy for each such Fund to permit the Adviser, subject to approval by the Board of Trustees of the Trust, to enter into or materially amend agreements with unaffiliated investment sub-advisers without obtaining shareholder approval.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	Shane Daly, Esq.

Kristina Magolis, Esq.

Maureen Kane, Esq.

Equitable Investment Management, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP